Shareholder Report, Holdings (Details) - C000172959	Nov. 30, 2024
61747C582 | Morgan Stanley Institutional Liquidity - Treasury Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	55.50%
78462F103 | SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	36.30%
921937835 | Vanguard Total Bond Market ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	37.80%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	44.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	55.30%